GMACM HOME LOAN TRUST 2006-HLTV1
              GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                       10/31/06
Determination Date                                        11/20/06
Record Date                                               11/24/06
Payment Date                                              11/27/06
Actual Days in Accrual Period (30/360)                          33
Accrual Period (30/360)                                         30

SERVICING CERTIFICATE
Beginning Pool Balance                              198,258,053.57
Beginning PFA                                                 0.00
Ending Pool Balance                                 194,079,818.59
Ending PFA Balance                                               -
Principal Collections                                 3,572,114.89
Principal Draws                                                  -
Net Principal Collections                             3,572,114.89

Active Loan Count                                            4,085

Net Interest Collections                              1,970,562.11

Weighted Average Net Loan Rate                           12.28150%
Substitution Adjustment Amount                                0.00

Excess Spread Cash                                      388,790.84

                                                     BEGINNING        ENDING
TERM NOTES                                            BALANCE        BALANCE      FACTOR
----------                                            -------        -------      ------
Class A-1                                            56,037,472.15 51,470,446.33  0.5474240
Class A-2                                            28,687,000.00 28,687,000.00  1.0000000
Class A-3                                            36,622,000.00 36,622,000.00  1.0000000
Class A-4                                            41,632,000.00 41,632,000.00  1.0000000
Class A-5                                            28,901,170.00 28,901,170.00  1.0000000

Certificates                                                    -             -           -


                                                                              INTEREST  SECURITY
TERM NOTES(Continued)                                   PRINCIPAL   INTEREST  SHORTFALLS   %       COUPON
----------                                              ---------   --------- ----------   -       ------
Class A-1                                             4,567,025.82  278,412.84    0.00    22.39%    5.4200%
Class A-2                                                     0.00  133,155.49    0.00    12.48%    5.5700%
Class A-3                                                     0.00  170,597.48    0.00    15.93%    5.5900%
Class A-4                                                     0.00  201,568.27    0.00    18.11%    5.8100%
Class A-5                                                     0.00  144,746.69    0.00    12.57%    6.0100%

Certificates                                                     -       0.00       -        -          -




Beginning Overcollateralization Amount                6,378,411.42
Overcollateralization Amount Increase (Decrease)        388,790.84
Outstanding Overcollateralization Amount              6,767,202.26
Target Overcollateralization Amount                  13,791,910.22

Credit Enhancement Draw Amount                                0.00
Unreimbursed Credit Enhancer Prior Draws                      0.00


                                                                      NUMBER      PERCENT
                                                           BALANCE   OF LOANS   OF BALANCE
Delinquent Loans (30 Days)*                           1,436,356.73      30         0.74%
Delinquent Loans (60 Days)*                             618,514.67      13         0.32%
Delinquent Loans (90 Days)*                             463,677.33      8          0.24%
Delinquent Loans (120 Days)*                            145,129.54      4          0.07%
Delinquent Loans (150 Days)*                            331,797.85      7          0.17%
Delinquent Loans (180+ Days)*                                    -      0          0.00%
REO                                                              -      0          0.00%
Foreclosures                                            395,094.69      7          0.20%
Bankruptcies                                          1,760,886.90      38         0.91%


                                                           FORECLOSURE          BANKRUPTCY        REO
(Continued)                                              UNITS     DOLLARS   UNITS    DOLLARS    UNITS     DOLLARS
Delinquent Loans (30 Days)*                                0              -    2     101,296.63    0               -
Delinquent Loans (60 Days)*                                0              -    5     199,032.03    0               -
Delinquent Loans (90 Days)*                                4      284,712.90   2      62,045.20    0               -
Delinquent Loans (120 Days)*                               3      110,381.79   1      52,661.92    0               -
Delinquent Loans (150 Days)*                               0              -    5     225,778.58    0               -
Delinquent Loans (180+ Days)*                              0              -    0             -     0               -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                        505,765.42
Current Month Loss Amount                               606,120.09
Current Month Recoveries                                      0.00
                                                 ------------------
Ending Cumulative Loss Amount                         1,111,885.51         0.00


                                                          NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount            0.00
Current Month Net Principal Recovery Amount                   0.00
                                                 ------------------
Ending Cumulative Net Principal Recovery Amount               0.00

                                                  SPECIAL HAZARD      FRAUD           BANKRUPTCY
Beginning Amount                                              0.00         0.00        0.00
Current Month Loss Amount                                     0.00         0.00        0.00
Ending Amount                                                    -            -           -

Extraordinary Event Losses                                    0.00
Excess Loss Amounts                                           0.00

Current Month Repurchases Units                                  0
Current Month Repurchases ($)                                 0.00




CASH FLOWS RECEIVED
Principal Collections                                 3,572,114.89
Interest Collections                                  2,053,169.63
Servicer Advances                                             0.00
Substitution Adjustment Amount                                0.00
Recovery Amounts                                              0.00
                                                 ------------------
TOTAL CASH FLOWS RECEIVED                             5,625,284.52

CASH FLOWS DISTRIBUTED
Principal Distribution                                4,567,025.82
Interest Distribution                                   928,480.77
Residual Amount - Certificates                                0.00
Servicer Advances - Reimbursement                             0.00
GMACM Service Fee                                        82,607.52
GMACM Recovery Fee                                            0.00
Credit Enhancer Fee - FGIC                               47,170.41
                                                 ------------------
TOTAL CASH FLOWS DISTRIBUTED                          5,625,284.52

NET CASH FLOWS REMAINING                                      0.00

TRIGGER ANALYSIS

Step Down Date                                          NO

Cumulative Liquidation Loss Amount Percentage          0.48%
Target Liquidation Loss Percentage                     7.50%
Liquidation Loss Amount Trigger                         NO

6 month Average Liquidation Loss Amount             185,314.25
60 Percent Remaining in Note Payment Account        596,946.56
6 months Liquidation Loss Amount Trigger                NO

Step Up Date - Class A-5                                NO